SCHEDULE OF ESTIMATED FAIR VALUE OF WARRANT SHARES ASSUMPTIONS (Details) $ in Thousands		1 Months Ended
		Jun. 30, 2025 USD ($)	May 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jan. 31, 2025 USD ($)
Business Combination [Line Items]
Fair value				$ 212	$ 9,651
Minimum [Member]
Business Combination [Line Items]
Fair value		$ 223	$ 22
Maximum [Member]
Business Combination [Line Items]
Fair value		$ 429	$ 1,092
Measurement Input, Maturity [Member]
Business Combination [Line Items]
Warrants and right outstanding maturity date description		June, 2025	May, 2025	March, 2025	January, 2025
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Share price	[1]			151.68	140.61
Measurement Input, Price Volatility [Member] | Minimum [Member]
Business Combination [Line Items]
Share price	[1]	157.30	156.95
Measurement Input, Price Volatility [Member] | Maximum [Member]
Business Combination [Line Items]
Share price	[1]	157.96	159.21
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Share price				4.09	4.38
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Business Combination [Line Items]
Share price		3.79	3.87
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Business Combination [Line Items]
Share price		4.04	4.17
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Share price		0.0	0.0	0.0	0.0
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Expected term of options (years)				5 years 3 months 18 days	5 years 6 months
Measurement Input, Expected Term [Member] | Minimum [Member]
Business Combination [Line Items]
Expected term of options (years)		5 years	5 years 1 month 6 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Business Combination [Line Items]
Expected term of options (years)		5 years 14 days	5 years 1 month 28 days
Measurement Input, Exercise Price [Member]
Business Combination [Line Items]
Share price		0.24	0.24	0.24	0.24
Measurement Input, Share Price [Member]
Business Combination [Line Items]
Share price				0.31	1.07
Measurement Input, Share Price [Member] | Minimum [Member]
Business Combination [Line Items]
Share price		0.23	0.27
Measurement Input, Share Price [Member] | Maximum [Member]
Business Combination [Line Items]
Share price		0.24	0.68

[1]	The expected volatility was based on the historical volatility of the share price of the Company.